Organization and Nature of Operations - Schedule of Consolidated Financial Statements (Details)				3 Months Ended	12 Months Ended
	Apr. 06, 2022	May 08, 2020	May 18, 2015	Mar. 31, 2025	Dec. 31, 2024
Avalon Healthcare System, Inc. (“AHS”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place and Date of Incorporation				Delaware May 18, 2015	Delaware May 18, 2015
Percentage of Ownership			100.00%	100.00%	100.00%
Principal Activities				Holding company for payroll and other expenses	Holding company for payroll and other expenses
Avalon RT 9 Properties LLC (“Avalon RT 9”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place and Date of Incorporation				New Jersey February 7, 2017	New Jersey February 7, 2017
Percentage of Ownership				100.00%	100.00%
Principal Activities				Owns and operates an income-producing real property and holds and manages the corporate headquarters	Owns and operates an income-producing real property and holds and manages the corporate headquarters
Avalon (Shanghai) Healthcare Technology Co., Ltd. (“Avalon Shanghai”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place and Date of Incorporation				PRC April 29, 2016	PRC April 29, 2016
Percentage of Ownership				100.00%	100.00%
Principal Activities				Not considered an operating entity	Is not considered an operating entity
Genexosome Technologies Inc. (“Genexosome”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place and Date of Incorporation				Nevada July 31, 2017	Nevada July 31, 2017
Percentage of Ownership				60.00%	60.00%
Principal Activities				No current activities to report; dormant	No current activities to report, dormant
Avactis Biosciences Inc. (“Avactis”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place and Date of Incorporation				Nevada July 18, 2018	Nevada July 18, 2018
Percentage of Ownership	40.00%	100.00%		60.00%	60.00%
Principal Activities				Dormant; in process of being dissolved	Dormant, is in process of being dissolved
Avactis Nanjing Biosciences Ltd. (“Avactis Nanjing”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place and Date of Incorporation				PRC May 8, 2020	PRC May 8, 2020
Percentage of Ownership				100.00%	100.00%
Principal Activities				Dormant; in process of being dissolved	Dormant, is in process of being dissolved
Avalon Laboratory Services, Inc. (“Avalon Lab”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place and Date of Incorporation				Delaware October 14, 2022	Delaware October 14, 2022
Percentage of Ownership				100.00%	100.00%
Principal Activities				No current activities to report; dormant	Laboratory holding company with a 40% membership interest in Lab Services MSO (1) [1]
Q&A Distribution LLC (“Q&A Distribution”) [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place and Date of Incorporation				Texas May 1, 2024	Texas May 1, 2024
Percentage of Ownership				100.00%	100.00%
Principal Activities				Distributes KetoAir device	Distributes KetoAir device

[1]	On February 26, 2025, the Company and Lab Services MSO entered into a Redemption and Abandonment Agreement, whereby Lab Services MSO redeemed the 40% equity interest in Lab Services MSO held by the Company.